Restatement of Financial Statements (Details) - Schedule of balance sheet (Parentheticals) - $ / shares	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	$ 0.001		$ 0.001
GOOD WORKS ACQUISITION CORP. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value		$ 0.001		$ 0.001
Common stock par value		$ 0.001		0.001
As Restated [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value				0.001
Preferred stock par value				0.001
Common stock par value				$ 0.001